PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost:	$ 35,239	$ 32,669
Accumulated depreciation:	25,222	21,607
Net book value	10,017	11,062
Depreciation expense	4,049	4,597	$ 3,951
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	26,234	24,718
Accumulated depreciation:	19,925	17,150
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	1,731	1,648
Accumulated depreciation:	1,363	1,298
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	7,274	6,303
Accumulated depreciation:	$ 3,934	$ 3,159